INVESTMENTS	9 Months Ended
Sep. 30, 2015
INVESTMENTS [Abstract]
INVESTMENTS
  INVESTMENTS

Short-term investments and long-term investments consisted of the following:

	As of
	December 31, 2014	September 30, 2015
	(Audited)	(Unaudited)
	US$	US$
Short-term investments
Fixed-rate time deposits	455,184	105,843

Long-term investments:
Available-for-sale securities:
-Color Life	24,091	21,679
-Hopefluent	34,944	28,741
	59,035	50,420
Cost method investment:
-Tospur Real Estate Consulting Co., Ltd. ("Tospur")	62,257	62,257
-Shenzhen World Union Properties Consultancy Co., Ltd. (“World Union”)	-	121,393
	62,257	183,650

	121,292	234,070

As of December 31, 2014 and September 30, 2015, the Group held fixed-rate time deposits in commercial banks and financial institutions with an original maturity of less than one year.

Interest income on the fixed-rate time deposits of US$21,319and US$6,425 was recognized for the nine months ended September 30, 2014 and 2015, respectively.

On June 27, 2014, the Group acquired 27,551,733 shares of Color Life, a Hong Kong listed company, at a consideration of US$13,583. The investment constituted a 2.76% ownership in Color Life and was classified as an available-for-sale security. As of December 31, 2014, the market price of Color Life was US$24,091 and the unrealized gain of US$10,508 was recorded in other comprehensive income. As of September 30, 2015, the market price of Color Life was US$21,679 and the unrealized loss of US$2,412 was recorded in other comprehensive income for the nine months ended September 30, 2015.

In November 2014, the Group acquired an aggregate of 111,935,037 shares of Hopefluent, a Hong Kong listed company, at a total consideration of US$43,361. The investment constituted a 17.26% ownership in Hopefluent and was classified as an available-for-sale security. The treatment of a decline in the fair value of the security is based on whether the decline is other-than-temporary. The Company assesses its available-for-sale securities for other-than-temporary impairment by considering factors including but not limited to, its ability and intent to hold the individual security, severity of impairment, expected duration of the impairment and current market condition and operating performance. During the year ended December 31, 2014, the market price of Hopefluent declined significantly. As a result, an other-than-temporary impairment loss of US$8,417 was recognized for the year ended December 31, 2014 and the new cost base of the available-for-sale security was US$34,944 as of December 31, 2014. During the nine months ended September 30, 2015, the market price of Hopefluent further declined but started to recover in August 2015. Based on the results of evaluation, management concluded that as of September 30, 2015, the unrealized loss related to the equity securities of Hopefluent is temporary. As of September 30, 2015, the market price of Hopefluent was US$28,741 and the unrealized loss of US$6,203 was recorded in other comprehensive income.

On December 10, 2014, the Group acquired 16% of the share capital of Tospur, a non-listed company, at a consideration of US$62,257. The investment in Tospur was classified as a cost method investment, as the Group does not have significant influence over Tospur. No impairment on the investment in Tospur was recognized for the nine months ended September 30, 2015.

On May 29, 2015, the Group acquired an aggregate of 145,376,744 shares of World Union, a listed company on the Shenzhen Stock Exchange, at a total consideration of US$121,393. The investment constituted a 10.06% ownership in World Union. The investment in World Union was classified as a cost method investment, as the stocks purchased by the Group are restricted for sale due to a 36 months lock-up period. No impairment on the investment in World Union was recognized for the nine months ended September 30, 2015.

The following is a summary of the available-for-sale securities

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value (Net Carrying Amount)
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
	US$	US$	US$	US$

September 30, 2015
-Color Life	13,583	8,096	-	21,679
-Hopefluent	34,944	-	(6,203)	28,741

	48,527	8,096	(6,203)	50,420

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value (Net carrying Amount)
	(Audited)	(Audited)	(Audited)	(Audited)
	US$	US$	US$	US$

December 31, 2014
-Color Life	13,583	10,508	-	24,091
-Hopefluent	34,944	-	-	34,944

	48,527	10,508	-	59,035